Summary of significant accounting policies -Summary of Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2019
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Marketing rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years